Borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Federal home loan bank additional borrowings capacity	$ 83,600	$ 70,500
Advances Federal Home Loan Bank	75,000	75,000
Federal home loan bank, advances, maturities summary, due in one to two years	$ 20,000	$ 20,000
Federal home loan bank, advance, maturity, fixed interest rate, one to two years	4.39%	4.39%
Federal home loan bank, advances, maturities summary, due in two to three years	$ 35,000	$ 35,000
Federal home loan bank, advance, maturity, fixed interest rate, two to three years	4.24%	4.24%
Federal home loan bank, advances, maturities summary, due in three to four years	$ 20,000	$ 20,000
Federal home loan bank, advance, maturity, fixed interest rate, three to four years	4.11%	4.11%
Loans, net of allowance	$ 487,298	$ 486,945
Cash management lines of credit, additional borrowings	18,000	18,000
Fair Value	234,204	240,631
Securities sold under agreements to repurchase	29,403	30,494
Security owned and pledged as collateral, fair value	51,300	49,400
Federal reserve bank advances | Asset pledged
Borrowings
Fair Value	42,000
Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	29,403	30,494
One- to four-family residential real estate and Commercial real estate loans
Borrowings
Loans, net of allowance	275,100	263,200
State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	29,403
State and municipal obligations | Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	29,403
U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		30,494
U.S. government agencies | Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase		30,494
Federal reserve bank advances
Borrowings
Credit facility	$ 29,200	$ 29,200